Basis of Presentation and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	20 years
Depreciation, Method	straight-line
Processing plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	5 to 20 years
Depreciation, Method	straight-line
Refinery and power plants
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	20 to 30 years
Depreciation, Method	straight-line
Office equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates property plant and equipment	3 to 10 years
Depreciation, Method	straight-line